FINANCIAL INSTRUMENTS - Sensitivity Analysis of Foreign Currencies Against U.S. Dollar and Impact on Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	$ (5,812)	$ (4,983)
Currency risk | Canadian dollar
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	(5,944)	(4,814)
Currency risk | Euro
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	(95)	(13)
Currency risk | Indian Rupee
Disclosure of financial assets and liabilities [Line Items]
Increase (decrease) to finance income (cost), net of foreign exchange gain (loss)	$ 227	$ (156)